OPERATING SEGMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of reportable segments | segment	1
Pre-tax impairment expense	$ 5,583	$ 10,203	$ 321,918
Cooper Basin
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment expense	$ 200	$ 6,700	$ 2,200